Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2023 installment shares	Mar. 31, 2024 shares	Dec. 31, 2022 shares
Stockholders' Equity
Preferred stock authorized	10,000,000
Common stock authorized	300,000,000	300,000,000	7,708,163
Common stock, shares issued	11,956,823	12,926,296	5,292,384
Common stock, Shares outstanding	11,956,823	12,926,296	5,292,384
Preferred stock, shares outstanding	0	0
Restricted Stock Units
Stockholders' Equity
Monthly installments | installment	12
Class A Common Stock
Stockholders' Equity
Common stock, shares issued			5,292,384
Common stock, Shares outstanding	11,956,823		5,292,384